Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.1
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	7,671,632	9,961,632
Common stock, shares outstanding	7,671,632	9,961,632
Common stock, shares to be issued	0	338,368
Series B Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	5,000	5,000
Preferred stock, shares outstanding	5,000	5,000